Other Income - Summary of Other Income (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Disclosure Of Other Operating Income [Abstract]
Interest income	$ 11	RM 49	RM 1,571
Wage subsidy	6,792	29,900	149,500
Gain on disposal of investment	350,301	1,542,200
Gain on disposal of property, plant and equipment	1,477	6,501
Reimbursement income for expenses incurred	34,910	153,693	127,784	RM 402,250
Total	$ 393,491	RM 1,732,343	RM 278,855	RM 402,250